LEASES (Details Narrative)	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2018 USD ($) ft²	Jun. 30, 2019 USD ($) ft²	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) ft²	Jun. 30, 2018 USD ($)
Leases [Line Items]
Deferred rent | $		$ 218,000	$ 178,000	$ 419,000	$ 302,000
Weighted average remaining lease term		6 years 9 months 18 days		6 years 9 months 18 days
Weighted average discount rate		13.10%		13.10%
Torrance, California [Member]
Leases [Line Items]
Operating lease, leased space | ft²		13,734		13,734
Operating lease, base rental per month | $				$ 48,087
Operating lease, additional space for rent | ft²	7,559	1,600		1,600
Operating lease, commencing date	Jun. 01, 2019
Operating lease, base rent per month for additional space | $	$ 27,590			$ 2,240
Operating lease base rent payable commencing date	Jan. 01, 2020
Operating lease, expiration date	May 31, 2026			Jan. 31, 2020
New York [Member]
Leases [Line Items]
Operating lease, additional space for rent | ft²		2,986		2,986
Operating lease, base rent per month for additional space | $				$ 5,500
Operating lease, expiration date				Dec. 30, 2019
Tokyo, Japan [Member]
Leases [Line Items]
Operating lease, leased space | ft²		1,322		1,322
Operating lease, expiration date				Sep. 30, 2020